Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party [Line Items]
Total		$ 1,807,965	$ 3,787,036
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party [Line Items]
Total	[1]	1,796,831	3,769,138
Q Green Techcon Private Limited [Member]
Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party [Line Items]
Total			15,310
Handan Ruisheng Construction Material Technology Co., Ltd. [ Member]
Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party [Line Items]
Total		$ 11,134	$ 2,588

[1]	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.